Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000017775 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017775 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017775 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017775 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017775 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017775 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017775 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017775 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000017775 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000017775 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017775 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017775 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017775 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017775 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017775 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017775 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017775 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017775 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017775 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017776 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017776 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017776 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017776 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017776 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017776 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017776 | CRH PLCFR_018270009
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017776 | Scout24 SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017776 | Atlas Copco ABFR_BLDBN5909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017776 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017776 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017776 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017776 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017776 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017776 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017776 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017776 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017776 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000017776 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000017776 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017776 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017776 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017776 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017776 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017776 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017776 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017776 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017776 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017776 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017777 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017777 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017777 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017777 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017777 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017777 | Ryanair Holdings PLCFR_783513203
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017777 | CRH PLCFR_018270009
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017777 | Scout24 SEFR_BYT934904
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017777 | Atlas Copco ABFR_BLDBN5909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017777 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017777 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017777 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017777 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017777 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017777 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017777 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000017777 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017777 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000017777 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000017777 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017777 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017777 | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017777 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017777 | France
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017777 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017777 | China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017777 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017777 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017777 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017802 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000017802 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017802 | U.S. Treasury BondsFR_912810QC5
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017802 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017802 | Uniform Mortgage-Backed Security, TBAFR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017802 | Government National Mortgage Association, TBAFR_21H020675
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017802 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017802 | Goldman Sachs Group, Inc.FR_38141GA87
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017802 | Morgan StanleyFR_61747YFQ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017802 | BX TrustFR_05610DAA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017802 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017802 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017802 | AssetMunicipalsFR_59259YBY4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017802 | AssetFloating Rate LoansFR_389376AZ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017802 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017802 | AssetForeign GovernmentFR_77586RAN0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017802 | AssetMortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017802 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017802 | AssetCorporate Bonds & NotesFR_902ZCT907
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000017802 | AssetU.S. Treasury & Government AgenciesFR_36202FGD2
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000017803 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000017803 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017803 | U.S. Treasury BondsFR_912810QC5
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017803 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017803 | Uniform Mortgage-Backed Security, TBAFR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017803 | Government National Mortgage Association, TBAFR_21H020675
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017803 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017803 | Goldman Sachs Group, Inc.FR_38141GA87
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017803 | Morgan StanleyFR_61747YFQ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017803 | BX TrustFR_05610DAA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017803 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017803 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017803 | AssetMunicipalsFR_59259YBY4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017803 | AssetFloating Rate LoansFR_389376AZ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017803 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017803 | AssetForeign GovernmentFR_77586RAN0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017803 | AssetMortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017803 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017803 | AssetCorporate Bonds & NotesFR_902ZCT907
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000017803 | AssetU.S. Treasury & Government AgenciesFR_36202FGD2
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000017804 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000017804 | Federal National Mortgage AssociationFR_3140XFK67
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017804 | U.S. Treasury BondsFR_912810QC5
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017804 | Federal Home Loan Mortgage Corp.FR_3132DVMD4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017804 | Uniform Mortgage-Backed Security, TBAFR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017804 | Government National Mortgage Association, TBAFR_21H020675
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017804 | Government National Mortgage AssociationFR_36179V4W7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017804 | Goldman Sachs Group, Inc.FR_38141GA87
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017804 | Morgan StanleyFR_61747YFQ3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017804 | BX TrustFR_05610DAA0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017804 | AssetPreferred StocksFR_902BXJ909
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017804 | AssetCommon StocksFR_902GEFII8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017804 | AssetMunicipalsFR_59259YBY4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017804 | AssetFloating Rate LoansFR_389376AZ7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017804 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017804 | AssetForeign GovernmentFR_77586RAN0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017804 | AssetMortgage-Backed SecuritiesFR_46642NBF2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017804 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017804 | AssetCorporate Bonds & NotesFR_902ZCT907
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000017804 | AssetU.S. Treasury & Government AgenciesFR_36202FGD2
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000017861 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017861 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017861 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017861 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017861 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017861 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017861 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017861 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017861 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017861 | ASML Holding NVFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017861 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000017861 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017861 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017861 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017861 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017861 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017861 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000017861 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017862 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017862 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017862 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017862 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017862 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017862 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017862 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017862 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017862 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017862 | ASML Holding NVFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017862 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000017862 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017862 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017862 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017862 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017862 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017862 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000017862 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017863 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017863 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017863 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017863 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017863 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017863 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017863 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017863 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017863 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017863 | ASML Holding NVFR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017863 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000017863 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017863 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000017863 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000017863 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017863 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017863 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000017863 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017863 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017863 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017863 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017863 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017863 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000017863 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017864 | BofA Securities, Inc.FR_03199U009_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017864 | JPMorgan Securities LLCFR_616994000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017864 | Landesbank Baden-WuerttembergFR_5148X0G17_0.000000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017864 | Bank of America NAFR_06051WNT7_5.340000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017864 | Royal Bank of CanadaFR_ATD1PMHT4_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017864 | Federation des Caisses Desjardins du QuebecFR_31428FGV1_0.000000_2024-07-29
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017864 | Autobahn Funding Co. LLCFR_0527M0GC5_0.000000_2024-07-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017864 | Macquarie Bank Ltd.FR_55607KGV2_0.000000_2024-07-29
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017864 | Sumitomo Mitsui Trust Bank Ltd.FR_86564PRJ2_5.510000_2024-09-05
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017864 | Sumitomo Mitsui Banking Corp.FR_86565F5Z1_5.510000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017864 | AssetCorporate NotesFR_713448FU7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017864 | AssetU.S. TreasuryFR_912797KA4_0.010000_2025-02-20
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017864 | AssetTime DepositsFR_ATD1PMHT4_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017864 | AssetCertificate of DepositFR_06367DKQ7_5.500000_2025-06-11
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017864 | AssetRepurchase AgreementsFR_8911A0009_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000017864 | AssetCommercial PaperFR_20271EG29_4.353_2024-11-27
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000017865 | BofA Securities, Inc.FR_03199U009_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017865 | JPMorgan Securities LLCFR_616994000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017865 | Landesbank Baden-WuerttembergFR_5148X0G17_0.000000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017865 | Bank of America NAFR_06051WNT7_5.340000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017865 | Royal Bank of CanadaFR_ATD1PMHT4_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017865 | Federation des Caisses Desjardins du QuebecFR_31428FGV1_0.000000_2024-07-29
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017865 | Autobahn Funding Co. LLCFR_0527M0GC5_0.000000_2024-07-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017865 | Macquarie Bank Ltd.FR_55607KGV2_0.000000_2024-07-29
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017865 | Sumitomo Mitsui Trust Bank Ltd.FR_86564PRJ2_5.510000_2024-09-05
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017865 | Sumitomo Mitsui Banking Corp.FR_86565F5Z1_5.510000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017865 | AssetCorporate NotesFR_713448FU7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017865 | AssetU.S. TreasuryFR_912797KA4_0.010000_2025-02-20
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017865 | AssetTime DepositsFR_ATD1PMHT4_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017865 | AssetCertificate of DepositFR_06367DKQ7_5.500000_2025-06-11
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017865 | AssetRepurchase AgreementsFR_8911A0009_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000017865 | AssetCommercial PaperFR_20271EG29_4.353_2024-11-27
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000017866 | BofA Securities, Inc.FR_03199U009_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017866 | JPMorgan Securities LLCFR_616994000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017866 | Landesbank Baden-WuerttembergFR_5148X0G17_0.000000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017866 | Bank of America NAFR_06051WNT7_5.340000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017866 | Royal Bank of CanadaFR_ATD1PMHT4_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017866 | Federation des Caisses Desjardins du QuebecFR_31428FGV1_0.000000_2024-07-29
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017866 | Autobahn Funding Co. LLCFR_0527M0GC5_0.000000_2024-07-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017866 | Macquarie Bank Ltd.FR_55607KGV2_0.000000_2024-07-29
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017866 | Sumitomo Mitsui Trust Bank Ltd.FR_86564PRJ2_5.510000_2024-09-05
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017866 | Sumitomo Mitsui Banking Corp.FR_86565F5Z1_5.510000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017866 | AssetCorporate NotesFR_713448FU7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017866 | AssetU.S. TreasuryFR_912797KA4_0.010000_2025-02-20
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017866 | AssetTime DepositsFR_ATD1PMHT4_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017866 | AssetCertificate of DepositFR_06367DKQ7_5.500000_2025-06-11
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000017866 | AssetRepurchase AgreementsFR_8911A0009_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000017866 | AssetCommercial PaperFR_20271EG29_4.353_2024-11-27
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000017807 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017807 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017807 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017807 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017807 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017807 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017807 | Brighthouse/Franklin Low Duration Total Return PortfolioFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017807 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017807 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017807 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017807 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017807 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017807 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017807 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017807 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017807 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017807 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017807 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017807 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017807 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000017808 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017808 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017808 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017808 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017808 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017808 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000017808 | Brighthouse/Franklin Low Duration Total Return PortfolioFR_10923M476
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017808 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017808 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017808 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017808 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017808 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017808 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017808 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017808 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017808 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017808 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017808 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017808 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000017808 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000017809 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017809 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017809 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017809 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017809 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017809 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017809 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017809 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017809 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017809 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017809 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017809 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017809 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017809 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017809 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017809 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017809 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017809 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017809 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000017809 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000017810 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017810 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000017810 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017810 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000017810 | PIMCO Inflation Protected Bond PortfolioFR_10923M252
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017810 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017810 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017810 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017810 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017810 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017810 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017810 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017810 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017810 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017810 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017810 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017810 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017810 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017810 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000017810 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000017814 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017814 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017814 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017814 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017814 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017814 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017814 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017814 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017814 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017814 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017814 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017814 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017814 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017814 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017814 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017814 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017814 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017814 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000017814 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000017815 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017815 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017815 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000017815 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017815 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017815 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017815 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017815 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017815 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017815 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017815 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017815 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017815 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017815 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017815 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017815 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000017815 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017815 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000017815 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000017816 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017816 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017816 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017816 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017816 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017816 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017816 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017816 | Brighthouse/Wellington Large Cap Research PortfolioFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017816 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017816 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017816 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017816 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017816 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017816 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017816 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017816 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017816 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000017816 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017817 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017817 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017817 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017817 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017817 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017817 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017817 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017817 | Brighthouse/Wellington Large Cap Research PortfolioFR_10923N854
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017817 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017817 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017817 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017817 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017817 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017817 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017817 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017817 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017817 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000017817 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017787 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017787 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017787 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017787 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017787 | U-Haul Holding Co. (Non-Voting Shares)FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017787 | News Corp.FR_65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017787 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017787 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017787 | NOV, Inc.FR_62955J103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017787 | Moelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017787 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017787 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017787 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017787 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017787 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017787 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017787 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017787 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017787 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017787 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017787 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000017787 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017787 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017788 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017788 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017788 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017788 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017788 | U-Haul Holding Co. (Non-Voting Shares)FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017788 | News Corp.FR_65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017788 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017788 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017788 | NOV, Inc.FR_62955J103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017788 | Moelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017788 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017788 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017788 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017788 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017788 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017788 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017788 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017788 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017788 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017788 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017788 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000017788 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017788 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017789 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017789 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017789 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017789 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017789 | U-Haul Holding Co. (Non-Voting Shares)FR_023586506
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017789 | News Corp.FR_65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017789 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017789 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017789 | NOV, Inc.FR_62955J103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017789 | Moelis & Co.FR_60786M105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017789 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017789 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017789 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017789 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017789 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017789 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017789 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017789 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017789 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017789 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017789 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.40%
C000017789 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017789 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069948 | Celestica, Inc.FR_15101Q967
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Banco de Sabadell SAFR_B1X8QN906
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | PSP Swiss Property AGFR_B01287901
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Wartsila Oyj AbpFR_452518905
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Helvetia Holding AGFR_ACI1BV515
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Baloise Holding AGFR_712459908
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Georg Fischer AGFR_BM8J5G902
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | Bankinter SAFR_547400903
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | LEG Immobilien SEFR_B9G6L8900
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069948 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069948 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069948 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069948 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000069948 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069948 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000069948 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000069948 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000069948 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000069948 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069948 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069948 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069948 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069948 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069948 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000069948 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000069948 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069948 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000069948 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000069948 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069949 | Celestica, Inc.FR_15101Q967
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Banco de Sabadell SAFR_B1X8QN906
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | PSP Swiss Property AGFR_B01287901
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Wartsila Oyj AbpFR_452518905
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Swiss Prime Site AGFR_B083BH906
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Helvetia Holding AGFR_ACI1BV515
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Baloise Holding AGFR_712459908
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Georg Fischer AGFR_BM8J5G902
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | Bankinter SAFR_547400903
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | LEG Immobilien SEFR_B9G6L8900
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069949 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069949 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069949 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069949 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000069949 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069949 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000069949 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000069949 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000069949 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000069949 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069949 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069949 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000069949 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069949 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069949 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000069949 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000069949 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069949 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000069949 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000069949 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000017830 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017830 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017830 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017830 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017830 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017830 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017830 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017830 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017830 | Federal National Mortgage AssociationFR_31418EJF8
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017830 | U.S. Treasury BondsFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017830 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017830 | Federal Home Loan Mortgage Corp.FR_3132DWET6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017830 | Government National Mortgage AssociationFR_36179XNC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017830 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017830 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017830 | Federal Home Loan Mortgage Corp. STACR REMICS TrustFR_35564K2G3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | U.S. Treasury Inflation-Indexed BondsFR_912810SM1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | Government National Mortgage Association, TBAFR_21H052678
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000017830 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017830 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017830 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017830 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017830 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017830 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017830 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017830 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017830 | AssetForeign GovernmentFR_715638DU3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017830 | AssetMortgage-Backed SecuritiesFR_36191YAA6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017830 | AssetCorporate Bonds & NotesFR_68389XBJ3
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017830 | AssetU.S. Treasury & Government AgenciesFR_38379QFZ3
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000017830 | AssetCommon StocksFR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000017831 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017831 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017831 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017831 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017831 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017831 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017831 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017831 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017831 | Federal National Mortgage AssociationFR_31418EJF8
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017831 | U.S. Treasury BondsFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017831 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017831 | Federal Home Loan Mortgage Corp.FR_3132DWET6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017831 | Government National Mortgage AssociationFR_36179XNC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017831 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017831 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017831 | Federal Home Loan Mortgage Corp. STACR REMICS TrustFR_35564K2G3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | U.S. Treasury Inflation-Indexed BondsFR_912810SM1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | Government National Mortgage Association, TBAFR_21H052678
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000017831 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017831 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017831 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017831 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017831 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017831 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017831 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017831 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017831 | AssetForeign GovernmentFR_715638DU3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017831 | AssetMortgage-Backed SecuritiesFR_36191YAA6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017831 | AssetCorporate Bonds & NotesFR_68389XBJ3
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017831 | AssetU.S. Treasury & Government AgenciesFR_38379QFZ3
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000017831 | AssetCommon StocksFR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000017832 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017832 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017832 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017832 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017832 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017832 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017832 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017832 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017832 | Federal National Mortgage AssociationFR_31418EJF8
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017832 | U.S. Treasury BondsFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017832 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017832 | Federal Home Loan Mortgage Corp.FR_3132DWET6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017832 | Government National Mortgage AssociationFR_36179XNC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017832 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017832 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017832 | Federal Home Loan Mortgage Corp. STACR REMICS TrustFR_35564K2G3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | U.S. Treasury Inflation-Indexed BondsFR_912810SM1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | Government National Mortgage Association, TBAFR_21H052678
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | China
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000017832 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017832 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017832 | Romania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017832 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017832 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017832 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017832 | AssetAsset-Backed SecuritiesFR_499169AD2
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017832 | AssetMunicipalsFR_59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017832 | AssetForeign GovernmentFR_715638DU3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017832 | AssetMortgage-Backed SecuritiesFR_36191YAA6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017832 | AssetCorporate Bonds & NotesFR_68389XBJ3
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017832 | AssetU.S. Treasury & Government AgenciesFR_38379QFZ3
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000017832 | AssetCommon StocksFR_10806X102
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000017772 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017772 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017772 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017772 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017772 | Danaher Corp.FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017772 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017772 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017772 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017772 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017772 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017772 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017772 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017772 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017772 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017772 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017772 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000017772 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017772 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017772 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000017772 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017772 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017773 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017773 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017773 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017773 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017773 | Danaher Corp.FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017773 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017773 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017773 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017773 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017773 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017773 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017773 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017773 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017773 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017773 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017773 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000017773 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017773 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017773 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000017773 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017773 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017774 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017774 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017774 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017774 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017774 | Danaher Corp.FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017774 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017774 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017774 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017774 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017774 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017774 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000017774 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000017774 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017774 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000017774 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000017774 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000017774 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000017774 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017774 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000017774 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017774 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017769 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017769 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017769 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017769 | KKR & Co., Inc.FR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017769 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017769 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017769 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017769 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017769 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017769 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017769 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000017769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017769 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000017769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017769 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000017769 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017769 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017770 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017770 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017770 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017770 | KKR & Co., Inc.FR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017770 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017770 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017770 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017770 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017770 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017770 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017770 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017770 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000017770 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017770 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017770 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017770 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017770 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017770 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000017770 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017770 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017770 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000017770 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017770 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030922 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030922 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030922 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030922 | KKR & Co., Inc.FR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030922 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030922 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030922 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030922 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030922 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030922 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030922 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030922 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000030922 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030922 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030922 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030922 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030922 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000030922 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000030922 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000030922 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030922 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000030922 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030922 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017771 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017771 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017771 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017771 | KKR & Co., Inc.FR_48251W104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017771 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017771 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017771 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017771 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017771 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017771 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017771 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017771 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000017771 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017771 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017771 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017771 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000017771 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017771 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000017771 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000017771 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017771 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000017771 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017771 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017793 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017793 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017793 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017793 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017793 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017793 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017793 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017793 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017793 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017793 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017793 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017793 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017793 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017793 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017793 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017793 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017793 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000017793 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017793 | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017793 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017793 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000017793 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017793 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017794 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017794 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017794 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017794 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017794 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017794 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017794 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017794 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017794 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017794 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017794 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017794 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017794 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017794 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017794 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017794 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017794 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000017794 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017794 | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017794 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017794 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000017794 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017794 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017795 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017795 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017795 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017795 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017795 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017795 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017795 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017795 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017795 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017795 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017795 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017795 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017795 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000017795 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017795 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000017795 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017795 | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017795 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017795 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000017795 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017795 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017799 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017799 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017799 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017799 | Noble Corp. PLCFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Tidewater, Inc.FR_88642R109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017799 | Northern Oil & Gas, Inc.FR_665531307
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017799 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017799 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017799 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017799 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017799 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017799 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017799 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017799 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017799 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017799 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000017799 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017799 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017799 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017799 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017799 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017799 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017799 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017799 | Ghana
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017799 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017800 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017800 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017800 | Noble Corp. PLCFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Tidewater, Inc.FR_88642R109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017800 | Northern Oil & Gas, Inc.FR_665531307
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017800 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017800 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017800 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017800 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017800 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017800 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017800 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017800 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017800 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017800 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000017800 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017800 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017800 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017800 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017800 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017800 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017800 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017800 | Ghana
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017800 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Vontier Corp.FR_928881101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017801 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017801 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017801 | Noble Corp. PLCFR_G65431127
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | U.S. Cellular Corp.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Tidewater, Inc.FR_88642R109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017801 | Northern Oil & Gas, Inc.FR_665531307
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017801 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017801 | Federal Agricultural Mortgage Corp.FR_313148306
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017801 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000017801 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017801 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017801 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017801 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017801 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017801 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017801 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000017801 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000017801 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017801 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000017801 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017801 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017801 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017801 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017801 | Ghana
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017801 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017784 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017784 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017784 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017784 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017784 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Hamilton Lane, Inc.FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017784 | Vertex, Inc.FR_92538J106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017784 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017784 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017784 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017784 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017784 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017784 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017784 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017784 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000017784 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000017784 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000017784 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017784 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017784 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017784 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017785 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017785 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017785 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017785 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017785 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Hamilton Lane, Inc.FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017785 | Vertex, Inc.FR_92538J106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017785 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000017785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000017785 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000017785 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017785 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017785 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017785 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017786 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017786 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017786 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017786 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017786 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Hamilton Lane, Inc.FR_407497106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017786 | Vertex, Inc.FR_92538J106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017786 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017786 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017786 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000017786 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017786 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017786 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017786 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017786 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000017786 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000017786 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000017786 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017786 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017786 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017786 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017796 | U.S. Treasury NotesFR_91282CHM6
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000017796 | Fannie MaeFR_31418DYX4
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017796 | U.S. Treasury BondsFR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017796 | Freddie MacFR_3132DWAW3
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017796 | Government National Mortgage AssociationFR_36179XX68
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017796 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJZ93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017796 | Bank of America Corp.FR_06051GGR4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017796 | JPMorgan Chase & CoFR_46625HRV4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017796 | Wells Fargo & Co.FR_95000U2G7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | Citigroup, Inc.FR_172967MP3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetShort-Term InvestmentsFR_912797KX4_0.010000_2024-08-13
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017796 | AssetAsset-Backed SecuritiesFR_92348KAD5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017796 | AssetMunicipalsFR_64972FT63
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017796 | AssetMortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017796 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017796 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000017796 | AssetU.S. Treasury & Government AgenciesFR_31371H2G2
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000017797 | U.S. Treasury NotesFR_91282CHM6
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000017797 | Fannie MaeFR_31418DYX4
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017797 | U.S. Treasury BondsFR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017797 | Freddie MacFR_3132DWAW3
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017797 | Government National Mortgage AssociationFR_36179XX68
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017797 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJZ93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017797 | Bank of America Corp.FR_06051GGR4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017797 | JPMorgan Chase & CoFR_46625HRV4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017797 | Wells Fargo & Co.FR_95000U2G7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | Citigroup, Inc.FR_172967MP3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetShort-Term InvestmentsFR_912797KX4_0.010000_2024-08-13
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017797 | AssetAsset-Backed SecuritiesFR_92348KAD5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017797 | AssetMunicipalsFR_64972FT63
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017797 | AssetMortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017797 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017797 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000017797 | AssetU.S. Treasury & Government AgenciesFR_31371H2G2
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000017798 | U.S. Treasury NotesFR_91282CHM6
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000017798 | Fannie MaeFR_31418DYX4
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000017798 | U.S. Treasury BondsFR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017798 | Freddie MacFR_3132DWAW3
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017798 | Government National Mortgage AssociationFR_36179XX68
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017798 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJZ93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017798 | Bank of America Corp.FR_06051GGR4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017798 | JPMorgan Chase & CoFR_46625HRV4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017798 | Wells Fargo & Co.FR_95000U2G7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | Citigroup, Inc.FR_172967MP3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetShort-Term InvestmentsFR_912797KX4_0.010000_2024-08-13
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017798 | AssetAsset-Backed SecuritiesFR_92348KAD5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017798 | AssetMunicipalsFR_64972FT63
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017798 | AssetMortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017798 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017798 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000017798 | AssetU.S. Treasury & Government AgenciesFR_31371H2G2
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000075817 | U.S. Treasury NotesFR_91282CHM6
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000075817 | Fannie MaeFR_31418DYX4
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000075817 | U.S. Treasury BondsFR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075817 | Freddie MacFR_3132DWAW3
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000075817 | Government National Mortgage AssociationFR_36179XX68
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000075817 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FJZ93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075817 | Bank of America Corp.FR_06051GGR4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075817 | JPMorgan Chase & CoFR_46625HRV4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075817 | Wells Fargo & Co.FR_95000U2G7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | Citigroup, Inc.FR_172967MP3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetShort-Term InvestmentsFR_912797KX4_0.010000_2024-08-13
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075817 | AssetAsset-Backed SecuritiesFR_92348KAD5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075817 | AssetMunicipalsFR_64972FT63
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075817 | AssetMortgage-Backed SecuritiesFR_06540AAC5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075817 | AssetForeign GovernmentFR_46513EFG2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075817 | AssetCorporate Bonds & NotesFR_45950KCT5
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000075817 | AssetU.S. Treasury & Government AgenciesFR_31371H2G2
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000017811 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017811 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017811 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | BioMarin Pharmaceutical, Inc.FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017811 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017811 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017811 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017811 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017811 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017811 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017811 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000017811 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017811 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017811 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017811 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017811 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017811 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017811 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017811 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017811 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017812 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017812 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017812 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | BioMarin Pharmaceutical, Inc.FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017812 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017812 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017812 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017812 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017812 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017812 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017812 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000017812 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017812 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017812 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017812 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017812 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017812 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017812 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017812 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017812 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017813 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017813 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017813 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | BioMarin Pharmaceutical, Inc.FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017813 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017813 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017813 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017813 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017813 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017813 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017813 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000017813 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017813 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017813 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017813 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000017813 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017813 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017813 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017813 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075818 | SPDR S&P MidCap 400 ETF TrustFR_78467Y107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000075818 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075818 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | BioMarin Pharmaceutical, Inc.FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075818 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000075818 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075818 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075818 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000075818 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000075818 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000075818 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000075818 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000075818 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000075818 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000075818 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000075818 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075818 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075818 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075818 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075818 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017827 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017827 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017827 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017827 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017827 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017827 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017827 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017827 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017827 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017827 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017827 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017827 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017827 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017827 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017827 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017827 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017827 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017827 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017827 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017827 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017827 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017827 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017827 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017827 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000017827 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017827 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017827 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017827 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017828 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017828 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017828 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017828 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017828 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017828 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017828 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017828 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017828 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017828 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017828 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017828 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017828 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017828 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017828 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017828 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017828 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017828 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017828 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017828 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017828 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017828 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017828 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017828 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000017828 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017828 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017828 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017828 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017829 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017829 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017829 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017829 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017829 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017829 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017829 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017829 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000017829 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017829 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000017829 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017829 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017829 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017829 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017829 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017829 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017829 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017829 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017829 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017829 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017829 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017829 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000017829 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017829 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000017829 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017829 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017829 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017829 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000075820 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075820 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075820 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075820 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075820 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075820 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075820 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075820 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075820 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000075820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000075820 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000075820 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000075820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000075820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000075820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000075820 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000075820 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075820 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000075820 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075820 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000075820 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075820 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000075820 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075820 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000075820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000075820 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017839 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017839 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017839 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Vaxcyte, Inc.FR_92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000017839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017839 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017839 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000017839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017839 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017839 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017839 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000017839 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017839 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017839 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017839 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017839 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017840 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017840 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Vaxcyte, Inc.FR_92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000017840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017840 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000017840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017840 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017840 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017840 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000017840 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017840 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017840 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017840 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017840 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017841 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017841 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Vaxcyte, Inc.FR_92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000017841 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000017841 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017841 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017841 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017841 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000017841 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000017841 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017841 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017841 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017841 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000017841 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017841 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017841 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017841 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017841 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000075821 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075821 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Vaxcyte, Inc.FR_92243G108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000075821 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000075821 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000075821 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000075821 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000075821 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000075821 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000075821 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000075821 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000075821 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000075821 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000075821 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075821 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075821 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075821 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075821 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017818 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017818 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017818 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017818 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017818 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017818 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017818 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017818 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017818 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017818 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017818 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017818 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017818 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017818 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017818 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017818 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017818 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017818 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017818 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000017818 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017818 | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017818 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000017819 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017819 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017819 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017819 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017819 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017819 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017819 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017819 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017819 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017819 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017819 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017819 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017819 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000017819 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017819 | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017819 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000075819 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000075819 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000075819 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075819 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000075819 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075819 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075819 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075819 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075819 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000075819 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075819 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000075819 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000075819 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075819 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000075819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000075819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000075819 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000075819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000075819 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000075819 | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075819 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000017820 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000017820 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000017820 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017820 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017820 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017820 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017820 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017820 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017820 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017820 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017820 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000017820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017820 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017820 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000017820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000017820 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017820 | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017820 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000150812 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000150812 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000150812 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150812 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000150812 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150812 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150812 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150812 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150812 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150812 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150812 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150812 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000150812 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150812 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150812 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000150812 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000150812 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000150812 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000150812 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000150812 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150812 | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150812 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000017824 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017824 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017824 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017824 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017824 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017824 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017824 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017824 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017824 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017824 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017824 | Federal National Mortgage AssociationFR_3140XG3S6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017824 | U.S. Treasury BondsFR_912810SK5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017824 | U.S. Treasury NotesFR_91282CEF4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017824 | Federal Home Loan Mortgage Corp.FR_3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017824 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017824 | LoanCore Issuer Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017824 | OCP CLO Ltd.FR_67092DAV1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | JPMorgan Chase & Co.FR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017824 | Arbor Realty Commercial Real Estate Notes Ltd.FR_03880XAE6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017824 | BSPRT Issuer Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017824 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017824 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000017824 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017824 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017824 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017824 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017824 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017824 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017824 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017824 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017824 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017824 | AssetMunicipalsFR_646139W35
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017824 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017824 | AssetMortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017824 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017824 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017824 | AssetU.S. Treasury & Government AgenciesFR_3137FARG5
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000017824 | AssetCommon StocksFR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000017825 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017825 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017825 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017825 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017825 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017825 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017825 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017825 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017825 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017825 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017825 | Federal National Mortgage AssociationFR_3140XG3S6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017825 | U.S. Treasury BondsFR_912810SK5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017825 | U.S. Treasury NotesFR_91282CEF4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017825 | Federal Home Loan Mortgage Corp.FR_3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017825 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017825 | LoanCore Issuer Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017825 | OCP CLO Ltd.FR_67092DAV1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | JPMorgan Chase & Co.FR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017825 | Arbor Realty Commercial Real Estate Notes Ltd.FR_03880XAE6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017825 | BSPRT Issuer Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017825 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017825 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000017825 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017825 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017825 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017825 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017825 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017825 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017825 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017825 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017825 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017825 | AssetMunicipalsFR_646139W35
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017825 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017825 | AssetMortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017825 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017825 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017825 | AssetU.S. Treasury & Government AgenciesFR_3137FARG5
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000017825 | AssetCommon StocksFR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000017826 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017826 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017826 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017826 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017826 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017826 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017826 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017826 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017826 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017826 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017826 | Federal National Mortgage AssociationFR_3140XG3S6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017826 | U.S. Treasury BondsFR_912810SK5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017826 | U.S. Treasury NotesFR_91282CEF4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017826 | Federal Home Loan Mortgage Corp.FR_3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017826 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017826 | LoanCore Issuer Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017826 | OCP CLO Ltd.FR_67092DAV1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | JPMorgan Chase & Co.FR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017826 | Arbor Realty Commercial Real Estate Notes Ltd.FR_03880XAE6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017826 | BSPRT Issuer Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017826 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017826 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000017826 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000017826 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017826 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017826 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017826 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017826 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017826 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017826 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017826 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017826 | AssetMunicipalsFR_646139W35
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017826 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017826 | AssetMortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017826 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017826 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017826 | AssetU.S. Treasury & Government AgenciesFR_3137FARG5
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000017826 | AssetCommon StocksFR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000030927 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030927 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030927 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030927 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030927 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030927 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030927 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030927 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030927 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030927 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030927 | Federal National Mortgage AssociationFR_3140XG3S6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030927 | U.S. Treasury BondsFR_912810SK5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030927 | U.S. Treasury NotesFR_91282CEF4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030927 | Federal Home Loan Mortgage Corp.FR_3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030927 | Government National Mortgage AssociationFR_36179X2K1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030927 | LoanCore Issuer Ltd.FR_53948HAE6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030927 | OCP CLO Ltd.FR_67092DAV1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | JPMorgan Chase & Co.FR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030927 | Arbor Realty Commercial Real Estate Notes Ltd.FR_03880XAE6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030927 | BSPRT Issuer Ltd.FR_05601HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030927 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030927 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000030927 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030927 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030927 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030927 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030927 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030927 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030927 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030927 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030927 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030927 | AssetMunicipalsFR_646139W35
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030927 | AssetPreferred StocksFR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030927 | AssetMortgage-Backed SecuritiesFR_08163VAC1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030927 | AssetAsset-Backed SecuritiesFR_76110VSS8
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030927 | AssetCorporate Bonds & NotesFR_571903BG7
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030927 | AssetU.S. Treasury & Government AgenciesFR_3137FARG5
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030927 | AssetCommon StocksFR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000017790 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017790 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017790 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017790 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017790 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017790 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017790 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017790 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017790 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017790 | General Dynamics Corp.FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017790 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000017790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017790 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017790 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000017790 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017790 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017791 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017791 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017791 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017791 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017791 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017791 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017791 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017791 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017791 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017791 | General Dynamics Corp.FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017791 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017791 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017791 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017791 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017791 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017791 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000017791 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017791 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017791 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017791 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017791 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017791 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000017791 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017791 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000124380 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124380 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124380 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124380 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124380 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124380 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124380 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124380 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000124380 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000124380 | General Dynamics Corp.FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124380 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000124380 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000124380 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000124380 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124380 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124380 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000124380 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000124380 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000124380 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124380 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000124380 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124380 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000124380 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124380 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017792 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017792 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017792 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017792 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017792 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017792 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017792 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017792 | Marsh & McLennan Cos., Inc.FR_571748102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017792 | Aon PLCFR_G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017792 | General Dynamics Corp.FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017792 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017792 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000017792 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017792 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017792 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017792 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000017792 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000017792 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017792 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017792 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000017792 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017792 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000017792 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017792 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017867 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017867 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017867 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017867 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017867 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017867 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017867 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Qualys, Inc.FR_74758T303
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017867 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017867 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017867 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017867 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017867 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017867 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017867 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017867 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000017867 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000017867 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017867 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017867 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000017867 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017868 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017868 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017868 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017868 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017868 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017868 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017868 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Qualys, Inc.FR_74758T303
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017868 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017868 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017868 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017868 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017868 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017868 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017868 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017868 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000017868 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000017868 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017868 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017868 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000017868 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017869 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017869 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017869 | Manhattan Associates, Inc.FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017869 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017869 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017869 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017869 | Valmont Industries, Inc.FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Qualys, Inc.FR_74758T303
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | Littelfuse, Inc.FR_537008104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017869 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000017869 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000017869 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017869 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017869 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017869 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000017869 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000017869 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000017869 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000017869 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017869 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017869 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000017869 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017848 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017848 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017848 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017848 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017848 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017848 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017848 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017848 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017848 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017848 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017848 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017848 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017848 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017848 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017848 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017848 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017848 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017848 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000017848 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017848 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017848 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017848 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000017848 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017848 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017849 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017849 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017849 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017849 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017849 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017849 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017849 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017849 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017849 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017849 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017849 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017849 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017849 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017849 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017849 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017849 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017849 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017849 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000017849 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017849 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017849 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017849 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000017849 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017849 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017849 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017850 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000017850 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017850 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017850 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017850 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017850 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017850 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017850 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000017850 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017850 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017850 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000017850 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017850 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017850 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017850 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000017850 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017850 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017850 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017850 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017850 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000017850 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017850 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017850 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017851 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017851 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017851 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017851 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017851 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017851 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000017851 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017851 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017851 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017851 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017851 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017851 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000017851 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000017851 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017851 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017851 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000017851 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017851 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017851 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017851 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017851 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017851 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017851 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017852 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017852 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017852 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017852 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017852 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000017852 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017852 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017852 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017852 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017852 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017852 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000017852 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000017852 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017852 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017852 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000017852 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017852 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017852 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017852 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017852 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017852 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017852 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017853 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017853 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017853 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017853 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017853 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000017853 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017853 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017853 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017853 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000017853 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017853 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000017853 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000017853 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017853 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017853 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000017853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017853 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017853 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017853 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000017853 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017853 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017853 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150813 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150813 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150813 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150813 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150813 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000150813 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150813 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150813 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150813 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000150813 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000150813 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000150813 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000150813 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150813 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150813 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000150813 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150813 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150813 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150813 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150813 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000150813 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150813 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069951 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069951 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069951 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069951 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069951 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069951 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069951 | Valero Energy Corp.FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069951 | Pilgrim's Pride Corp.FR_72147K108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069951 | BP PLCFR_055622104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069951 | JBS SAFR_B1V74X902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069951 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000069951 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069951 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000069951 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069951 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069951 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069951 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069951 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069951 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069951 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069951 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000069951 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000069951 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069951 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069951 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069951 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069952 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069952 | Kirby Corp.FR_497266106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069952 | Shell PLCFR_780259305
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069952 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069952 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069952 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069952 | Valero Energy Corp.FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069952 | Pilgrim's Pride Corp.FR_72147K108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069952 | BP PLCFR_055622104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069952 | JBS SAFR_B1V74X902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069952 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000069952 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069952 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000069952 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069952 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069952 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069952 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069952 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069952 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069952 | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069952 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000069952 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000069952 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069952 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069952 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069952 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017842 | Federal National Mortgage AssociationFR_3138WFHX7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017842 | Mexico BonosFR_ACI087B66
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017842 | Federal National Mortgage Association Connecticut Avenue SecuritiesFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017842 | Occidental Petroleum Corp.FR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017842 | CSC Holdings LLCFR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | Federal Home Loan Mortgage Corp. STACR REMICS TrustFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017842 | CSMC TrustFR_12656DAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017842 | Inter-American Development BankFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017842 | CHS/Community Health Systems, Inc.FR_12543DBG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017842 | Banc of America Funding TrustFR_05990TAK3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017842 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017842 | AssetPreferred StocksFR_294600200
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017842 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017842 | AssetConvertible BondsFR_36472TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017842 | AssetForeign GovernmentFR_917288BP6
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017842 | AssetU.S. Treasury & Government AgenciesFR_31383SRF9
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017842 | AssetAsset-Backed SecuritiesFR_542514AH7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017842 | AssetMortgage-Backed SecuritiesFR_81746LCC4
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017842 | AssetFloating Rate LoansFR_BA0005LG7
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017842 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000017843 | Federal National Mortgage AssociationFR_3138WFHX7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017843 | Mexico BonosFR_ACI087B66
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017843 | Federal National Mortgage Association Connecticut Avenue SecuritiesFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017843 | Occidental Petroleum Corp.FR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017843 | CSC Holdings LLCFR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | Federal Home Loan Mortgage Corp. STACR REMICS TrustFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017843 | CSMC TrustFR_12656DAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017843 | Inter-American Development BankFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017843 | CHS/Community Health Systems, Inc.FR_12543DBG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017843 | Banc of America Funding TrustFR_05990TAK3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017843 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017843 | AssetPreferred StocksFR_294600200
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017843 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017843 | AssetConvertible BondsFR_36472TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017843 | AssetForeign GovernmentFR_917288BP6
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017843 | AssetU.S. Treasury & Government AgenciesFR_31383SRF9
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017843 | AssetAsset-Backed SecuritiesFR_542514AH7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017843 | AssetMortgage-Backed SecuritiesFR_81746LCC4
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017843 | AssetFloating Rate LoansFR_BA0005LG7
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017843 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000017844 | Federal National Mortgage AssociationFR_3138WFHX7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017844 | Mexico BonosFR_ACI087B66
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017844 | Federal National Mortgage Association Connecticut Avenue SecuritiesFR_20753WAE6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017844 | Occidental Petroleum Corp.FR_674599DH5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000017844 | CSC Holdings LLCFR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | Federal Home Loan Mortgage Corp. STACR REMICS TrustFR_35566CBD6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000017844 | CSMC TrustFR_12656DAA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017844 | Inter-American Development BankFR_ACI2K1907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017844 | CHS/Community Health Systems, Inc.FR_12543DBG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017844 | Banc of America Funding TrustFR_05990TAK3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017844 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000017844 | AssetPreferred StocksFR_294600200
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000017844 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000017844 | AssetConvertible BondsFR_36472TAA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017844 | AssetForeign GovernmentFR_917288BP6
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017844 | AssetU.S. Treasury & Government AgenciesFR_31383SRF9
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017844 | AssetAsset-Backed SecuritiesFR_542514AH7
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017844 | AssetMortgage-Backed SecuritiesFR_81746LCC4
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017844 | AssetFloating Rate LoansFR_BA0005LG7
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000017844 | AssetCorporate Bonds & NotesFR_59841RAA7
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000017845 | United States TreasuryFR_912828Y95
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000017845 | Fannie MaeFR_3135G0ZR7
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017845 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017845 | Government National Mortgage AssociationFR_36179V7D6
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017845 | FEDERAL FARM CREDIT BANKFR_3133ENTS9
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017845 | FEDERAL HOME LOAN BANKFR_3130ASYR4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017845 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017845 | UMBS, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017845 | Private Export Funding Corp.FR_74274TAJ9
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017845 | RESOLUTION FUNDING STRIPFR_76116EHN3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017845 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017845 | AssetAsset-Backed SecuritiesFR_61748HYC9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017845 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017845 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017845 | AssetMortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017845 | AssetU.S. Treasury & Government AgenciesFR_38374YVW0
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000017846 | United States TreasuryFR_912828Y95
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000017846 | Fannie MaeFR_3135G0ZR7
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017846 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017846 | Government National Mortgage AssociationFR_36179V7D6
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017846 | FEDERAL FARM CREDIT BANKFR_3133ENTS9
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017846 | FEDERAL HOME LOAN BANKFR_3130ASYR4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017846 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017846 | UMBS, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017846 | Private Export Funding Corp.FR_74274TAJ9
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017846 | RESOLUTION FUNDING STRIPFR_76116EHN3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017846 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017846 | AssetAsset-Backed SecuritiesFR_61748HYC9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017846 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017846 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017846 | AssetMortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017846 | AssetU.S. Treasury & Government AgenciesFR_38374YVW0
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000017847 | United States TreasuryFR_912828Y95
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000017847 | Fannie MaeFR_3135G0ZR7
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017847 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000017847 | Government National Mortgage AssociationFR_36179V7D6
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017847 | FEDERAL FARM CREDIT BANKFR_3133ENTS9
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000017847 | FEDERAL HOME LOAN BANKFR_3130ASYR4
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017847 | RFC PRINCIPAL STRIPFR_76116FAC1
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000017847 | UMBS, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017847 | Private Export Funding Corp.FR_74274TAJ9
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017847 | RESOLUTION FUNDING STRIPFR_76116EHN3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017847 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017847 | AssetAsset-Backed SecuritiesFR_61748HYC9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017847 | AssetForeign GovernmentFR_715638AU6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017847 | AssetCorporate Bonds & NotesFR_29441WAC9
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017847 | AssetMortgage-Backed SecuritiesFR_78386KAA3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017847 | AssetU.S. Treasury & Government AgenciesFR_38374YVW0
Holdings [Line Items]
Percent of Net Asset Value	92.30%